Interest-Bearing Time Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of scheduled maturities of time deposit
2013	$ 95,274
2014	53,386
2015	22,335
2016	12,070
2017	9,079
Thereafter	1,927
Time Deposits	$ 194,071	$ 221,447